Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation
The Financial Statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). Amounts are presented in United States of America ("U.S.") dollars and all amounts are in millions, except for number of shares, per share amounts, number of securities and number of loans.

Use of Estimates
Use of Estimates
The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts. The items affected by the use of estimates include but are not limited to, investments, reinsurance recoverables, other assets, future policy benefits and expenses, unearned premiums, claims and benefits payable, deferred gain on disposal of businesses, and commitments and contingencies. The estimates are sensitive to market conditions, investment yields, mortality, morbidity, commissions and other acquisition expenses, policyholder behavior and other factors. Actual results could differ from the estimates recorded. The Company believes all amounts reported are reasonable and adequate.

Fair Value
Fair Value
The Company uses an exit price for its fair value measurements. An exit price is defined as the amount received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In measuring fair value, the Company gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities and the lowest priority to unobservable inputs.

Investments
Investments
Fixed maturity securities are classified as available-for-sale, as defined in the investments guidance and are reported at fair value. If the fair value is higher than the amortized cost for fixed maturity securities, the excess is an unrealized gain; and, if lower than cost, the difference is an unrealized loss. Net unrealized gains and losses on securities classified as available for sale, less deferred income taxes, are included in AOCI.
Equity securities that have readily determinable fair values are measured at fair value with changes in fair value recognized in net realized (losses) gains on investments on the Company’s 2018 statement of operations. Prior to the adoption of new accounting guidance effective January 1, 2018, equity securities were measured at fair value, with aggregate changes in fair value recorded through other comprehensive income.
Short-term investments include securities and other investments with durations of one year or less, but greater than three months, between the date of purchase and maturity. These amounts are reported at cost or amortized cost, which approximates fair value.
Realized gains and losses on sales of investments are recognized on the specific identification basis.
Investment income is recorded as earned and reported net of investment expenses.
The Company anticipates prepayments of principal in the calculation of the effective yield for mortgage-backed securities and structured securities. The retrospective method is used to adjust the effective yield for the majority of the Company's mortgage-backed and structured securities.

Total Other-Than-Temporary Impairment Losses
Total Other-Than-Temporary Impairment Losses
For debt securities with credit losses and non-credit losses, total OTTI losses is the total of the decline in fair value from either the most recent OTTI determination or a prior period end in which the fair value declined until the current period end valuation date. This amount does not include any securities that had fair value increases. For debt securities that the Company has either the intent to sell or it is more likely than not that it will be required to sell below amortized cost, total other-than-temporary impairment losses is the amount by which the fair value of the security is less than its amortized cost basis at the period end valuation date and the decline in fair value is deemed to be other-than-temporary.
For debt securities determined to have an OTTI, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected represents a credit loss that is recognized in earnings. If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI represents a non-credit loss that is recorded in other comprehensive income.

Cash and Cash Equivalents
Cash and Cash Equivalents
The Company considers all highly liquid securities and other investments with durations of three months or less between the date of purchase and maturity to be cash equivalents. These amounts are carried at cost, which approximates fair value. Cash balances are reviewed at the end of each reporting period to determine if negative cash balances exist. If negative cash balances exist, the cash accounts are netted with other positive cash accounts of the same bank provided the right of offset exists between the accounts. If the right of offset does not exist, the negative cash balances are reclassified to accounts payable and other liabilities.

Reinsurance
Reinsurance
Reinsurance recoverables include amounts related to paid benefits and estimated amounts related to unpaid policy and contract claims, future policyholder benefits and policyholder contract deposits. The cost of reinsurance is recognized as a reduction to premiums earned over the terms of the underlying reinsured policies. Amounts recoverable from reinsurers are estimated in a manner consistent with claim and claim adjustment expense reserves or future policy benefits reserves and are reported in the balance sheets. The cost of reinsurance related to long-duration contracts is recognized over the life of the underlying reinsured policies. The ceding of insurance does not discharge the Company’s primary liability to insureds, thus a credit exposure exists to the extent that any reinsurer is unable to meet the obligation assumed in the reinsurance agreements. To mitigate this exposure to reinsurer insolvencies, the Company evaluates the financial condition of its reinsurers and typically holds collateral (in the form of funds withheld, trusts and letters of credit) as security under the reinsurance agreements. An allowance for doubtful accounts is recorded on the basis of periodic evaluations of balances due from reinsurers (net of collateral), reinsurer solvency, management’s experience and current economic conditions.
Reinsurance premiums assumed are calculated based upon payments received from ceding companies together with accrual estimates, which are based on both payments received and in force policy information received from ceding companies. Any subsequent differences arising on such estimates are recorded in the period in which they are determined.

Other Assets	Other Assets Other assets primarily include prepaid items, premiums and accounts receivable, net and accrued investment income.
Separate Accounts
Separate Accounts
Assets and liabilities associated with separate accounts relate to premium and annuity considerations for variable life and annuity products for which the contract-holder, rather than the Company, bears the investment risk. Separate account assets (with matching liabilities) are reported at fair value. Revenues and expenses related to the separate account assets and liabilities, to the extent of benefits paid or provided to the separate account policyholders, are excluded from the amounts reported in the accompanying statements of operations because the underlying accounts involve investment-type annuity contracts and/or are subject to reinsurance.

Reserves
Reserves
Reserves are established using generally accepted actuarial methods and reflect judgments about expected future claim payments. Factors used in their calculation include experience derived from historical claim payments and actuarial assumptions. Calculations incorporate assumptions about the incidence of incurred claims, the extent to which all claims have been reported, reporting lags, expenses, inflation rates, future investment earnings, internal claims processing costs and other relevant factors. While the methods of making such estimates and establishing the related liabilities are periodically reviewed and updated, the estimation of reserves includes an element of uncertainty given that management is using historical information and methods to project future events and reserve outcomes.
The recorded reserves represent the Company’s best estimate at a point in time of the ultimate costs of settlement and administration of a claim or group of claims based upon actuarial assumptions and projections using facts and circumstances known at the time of calculation. The adequacy of reserves may be impacted by future trends in claims severity, frequency, judicial theories of liability and other factors. These variables are affected by both external and internal events, including but not limited to: changes in the economic cycle, inflation, natural or human-made catastrophes, judicial trends, legislative changes and claims handling procedures.
Many of these items are not directly quantifiable and not all future events can be anticipated when reserves are established. Reserve estimates are refined as experience develops. Adjustments to reserves, both positive and negative, are reflected in the consolidated statement of operations in the period in which such estimates are updated. Because establishment of reserves is an inherently complex process involving significant judgment and estimates, there can be no certainty that future settlement amounts for claims incurred through the financial reporting date will not vary from reported claims reserves. Future loss development could require reserves to be increased or decreased, which could have a material effect on the Company’s earnings in the periods in which such increases or decreases are made. However, based on information currently available, the Company believes its reserve estimates are adequate.
Long Duration Contracts
Future policy benefits and expense reserves for LTC and the traditional life insurance contracts no longer offered, are equal to the present value of future benefits to policyholders plus related expenses less the present value of the future net premiums. These amounts are estimated based on assumptions as to the expected investment yield, inflation, mortality, morbidity and withdrawal rates as well as other assumptions that are based on the Company’s experience. These assumptions reflect anticipated trends and include provisions for possible unfavorable deviations.
Changes in the estimated liabilities are reported as a charge or credit to policyholder benefits as estimates are revised.
Short Duration Contracts
The Company’s short duration contracts include former AEB group insurance contracts no longer offered, credit life and disability contracts, and accidental death products. For short duration contracts, claims and benefits payable reserves are recorded when insured events occur. The liability is based on the expected ultimate cost of settling the claims. The claims and benefits payable reserves include: (1) case reserves for known but unpaid claims as of the balance sheet date; (2) incurred but not reported (“IBNR”) reserves for claims where the insured event has occurred but has not been reported to the Company as of the balance sheet date; and (3) loss adjustment expense reserves for the expected handling costs of settling the claims.
Changes in the estimated liabilities are recorded as a charge or credit to policyholder benefits as estimates are revised.

Contingencies
Contingencies
A loss contingency is recorded if reasonably estimable and probable. The Company establishes reserves for these contingencies at the best estimate, or if no one estimated amount within the range of possible losses is more probable than any other, the Company records an estimated reserve at the low end of the estimated range. Contingencies affecting the Company primarily relate to legal and regulatory matters, which are inherently difficult to evaluate and are subject to significant changes.

Premiums
Premiums
Long Duration Contracts
Premiums for long term care insurance and life insurance contracts no longer offered are recognized as revenue when due from the policyholder. For investment-type annuity contracts, revenues consist of charges assessed against policy balances.
Short Duration Contracts
The Company’s short duration contracts revenue is recognized over the contract term in proportion to the amount of insurance protection provided.

Underwriting, General and Administrative Expenses
Underwriting, General and Administrative Expenses
Underwriting, general and administrative expenses consist primarily of commissions, premium taxes, licenses, fees, salaries and personnel benefits, and other general operating expenses.

Income Taxes
Income Taxes
The Company reports its taxable income in a consolidated federal income tax return along with other affiliated subsidiaries of the Parent. Income tax expense or benefit is allocated among the affiliated subsidiaries by applying income tax rates to taxable income or loss determined on a separate return basis according to a tax allocation agreement. Entities with losses record current tax benefits to the extent such losses are utilized in the consolidated federal tax return.
Current federal income taxes are recognized based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income taxes are recorded for temporary differences between the financial reporting basis and income tax basis of assets and liabilities, based on enacted tax laws and statutory tax rates applicable to the periods in which the Company expects the temporary differences to reverse. A valuation allowance is established for deferred tax assets when it is more likely than not that an amount will not be realized. The impact of changes in tax rates on all deferred tax assets and liabilities are required to be reflected within income on the enactment date, regardless of the financial statement component where the deferred tax originated.
The Company classifies net interest expense related to tax matters and any applicable penalties as a component of income tax expense.

Comprehensive Income (Loss)
Comprehensive Income (Loss)
Comprehensive income (loss) is comprised of net income, net unrealized gains and losses on securities classified as available for sale and net unrealized gains and losses on other-than-temporarily impaired securities, less deferred income taxes.

Deferred Gain on Disposal of Businesses
Deferred Gain on Disposal of Businesses
The applicable gains related to the AEB, LTC and FFG businesses referenced in Note 1 were required to be deferred and reported as liabilities since the form of these sales did not discharge the Company's primary liability to the insureds. The liabilities have been, and will continue to be amortized and recognized as revenue over the estimated life of the contracts' terms. The Company reviews and evaluates the estimates affecting the deferred gain on disposal of the respective businesses at least annually, and adjusts the revenue recognized accordingly.

Recent Accounting Pronouncements
Recent Accounting Pronouncements — Adopted
Financial instruments measurement and classification: On January 1, 2018, the Company adopted the amended guidance on the measurement and classification of financial instruments whereby all common and preferred stocks are measured at fair value with changes in fair value recognized through income. Upon adoption, the Company recorded a cumulative effect adjustment that had an immaterial impact on retained earnings and represents a reclassification of the unrealized gains on common and preferred stock as of the date of adoption from AOCI.
Income tax consequences for intra-entity transfers of assets: On January 1, 2018, the Company adopted the amended guidance on tax accounting for intra-entity transfers of assets. The amended guidance requires an entity to recognize the income tax consequences of an intra-entity transfer of an asset other than inventory when the transfer occurs. Also, the amended guidance eliminates the exception for an intra-entity transfer of an asset other than inventory. The adoption of this amended guidance did not have an impact on the Company’s financial position and results of operations.
Statement of cash flows presentation and classification: On January 1, 2018, the Company adopted the amended guidance on presentation and classification in the statement of cash flows. The amended guidance addresses certain specific cash flow issues including debt prepayment and debt extinguishment costs; settlement of zero-coupon or insignificant coupon debt instruments; contingent consideration payments made after a business combination; proceeds from the settlement of insurance claims; proceeds from the settlement of corporate-owned life insurance policies (including bank owned life insurance policies); distributions received from equity method investees; beneficial interests in securitization transactions; and guidance related to the identification of the primary source for separately identifiable cash flows. The adoption of this amended guidance did not have an impact on the Company's financial position and results of operations.
Classification of certain tax effects from AOCI: In February 2018, the Financial Accounting Standards Board (the "FASB") issued amended guidance on reclassifying the stranded tax effects from the U.S. Tax Cuts and Jobs Act (the "TCJA") from AOCI to retained earnings. During 2018, the Company adopted the new guidance and reclassified $(0.4) million from AOCI to retained earnings, with no impact on net income or total stockholders' equity. Accounting standards require the effect of a change in tax laws or rates on deferred tax liabilities or assets be included in net income in the reporting period that includes the enactment date, even though the related income tax effects may have been originally charged or credited to AOCI. The amounts reclassified relate to the difference between the original tax effect of items included in other comprehensive income, such as unrealized gains or losses on securities and the revised tax effects from the TCJA.
Recent Accounting Pronouncements — Not Yet Adopted
Reporting credit losses of assets held at amortized cost: In June 2016, the FASB issued amended guidance on reporting credit losses for assets held at amortized cost and available for sale debt securities. For assets held at amortized cost, the amended guidance eliminates the probable recognition threshold and instead requires an entity to reflect the current estimate of all expected credit losses. For available for sale debt securities, credit losses are measured in a manner similar to current accounting requirements; however, the amended guidance requires that credit losses be presented as an allowance rather than as a permanent impairment. The amendments affect loans, debt securities, trade receivables, net investments in leases, off balance sheet credit exposures, reinsurance receivables, and any other financial assets not excluded from the scope that have the contractual right to receive cash. The amended guidance is effective in fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. Therefore, the Company is required to adopt the guidance on January 1, 2020. Early adoption is permitted as of the fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. The Company is evaluating the requirements of this guidance and the potential impact on the Company’s financial position and results of operations.